Financial liabilities designated at fair value through profit or loss - Summary of Contractual Liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial assets designated as measured at fair value through profit or loss [Line Items]
Expiration payment	₩ 6,140,775	₩ 8,001,931
Carrying amount	6,378,064	8,220,475
Difference from carrying amount	₩ (237,289)	₩ (218,544)